INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite lived, Cost	$ 577,312		$ 577,181	$ 371,981
Intangible assets, Cost	589,161		589,030	383,830
Accumulated amortized	(162,416)		(121,437)	(70,785)
Finite lived, Net	414,896		455,744	301,196
Intangible assets, Net	426,745		$ 467,593	$ 313,045
Total amortization expense related to intangible assets	$ 40,800	$ 36,300
Trade name
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	15 years		15 years	15 years
Finite lived, Cost	$ 20,676		$ 20,555	$ 20,555
Accumulated amortized	(4,164)		(3,023)	(1,653)
Finite lived, Net	$ 16,512		$ 17,532	$ 18,902
Noncompete agreements
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	4 years 2 months 12 days		4 years 2 months 12 days	4 years 2 months 12 days
Finite lived, Cost	$ 1,919		$ 1,919	$ 1,919
Accumulated amortized	$ (1,919)		(1,894)	(1,593)
Finite lived, Net			$ 25	$ 326
Customer relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	12 years 9 months 18 days		12 years 9 months 18 days	13 years 1 month 6 days
Finite lived, Cost	$ 377,169		$ 377,160	$ 270,960
Accumulated amortized	(92,587)		(70,159)	(43,262)
Finite lived, Net	$ 284,582		$ 307,001	$ 227,698
Technology
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	6 years 6 months		6 years 6 months	6 years 3 months 18 days
Finite lived, Cost	$ 113,548		$ 113,547	$ 71,547
Accumulated amortized	(49,400)		(37,603)	(21,069)
Finite lived, Net	$ 64,148		$ 75,944	$ 50,478
Content library
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	10 years		10 years
Finite lived, Cost	$ 57,000		$ 57,000
Accumulated amortized	(8,075)		(3,800)
Finite lived, Net	$ 48,925		$ 53,200
Backlog
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	4 years		4 years	4 years
Finite lived, Cost	$ 7,000		$ 7,000	$ 7,000
Accumulated amortized	(6,271)		(4,958)	(3,208)
Finite lived, Net	729		2,042	3,792
Trade name
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite lived, Cost	11,849		11,849	11,849
Indefinite lived, Net	$ 11,849		$ 11,849	$ 11,849